Assets by contractual maturity - Summary of assets by contractual maturity (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks	€ 111,087	€ 53,202	€ 49,987
Loans and advances to banks	25,364	35,136	30,422
Financial assets at fair value through profit or loss
- Trading assets	51,356	49,254
- Non-trading derivatives	3,583	2,257
Mandatorily measured at fair value through profit or loss	44,305	41,600
- Designated as at fair value through profit or loss	4,126	3,076
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	35,895	34,468
Securitites at amortised cost 6	50,587	46,108
Loans and advances to customers	593,970	608,029
Other assets	13,617	15,389
Total assets	933,891	888,520	€ 884,603
Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	1,862	2,306
Debt Securities [member]
Financial assets at fair value through profit or loss
- Trading assets	5,183	6,256
Mandatorily measured at fair value through profit or loss	787	733
- Designated as at fair value through profit or loss	3,544	2,334
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	32,977	30,483
Securitites at amortised cost 6	50,587
Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	1,056	1,680
Not later than one month [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks	111,087	53,202
Loans and advances to banks	15,786	22,820
Financial assets at fair value through profit or loss
- Trading assets	12,100	12,754
- Non-trading derivatives	495	110
Mandatorily measured at fair value through profit or loss	26,854	22,645
- Designated as at fair value through profit or loss	248	259
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost 6	2,104	1,005
Loans and advances to customers	50,293	55,138
Other assets	3,797	4,618
Total assets	223,636	172,793
Not later than one month [member] | Debt Securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	841	216
Not later than one month [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	32	26
Later than one month and not later than three months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	2,796	3,100
Financial assets at fair value through profit or loss
- Trading assets	6,567	6,589
- Non-trading derivatives	446	161
Mandatorily measured at fair value through profit or loss	11,376	13,784
- Designated as at fair value through profit or loss	26	126
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost 6	2,444	916
Loans and advances to customers	19,788	18,586
Other assets	312	369
Total assets	44,775	43,842
Later than one month and not later than three months [member] | Debt Securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	985	175
Later than one month and not later than three months [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	34	36
Later than three months and not later than one year [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	3,419	5,090
Financial assets at fair value through profit or loss
- Trading assets	9,206	8,469
- Non-trading derivatives	644	215
Mandatorily measured at fair value through profit or loss	3,472	2,357
- Designated as at fair value through profit or loss	631	1,004
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost 6	3,943	5,930
Loans and advances to customers	48,261	45,871
Other assets	1,148	1,176
Total assets	75,973	71,460
Later than three months and not later than one year [member] | Debt Securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	5,175	1,146
Later than three months and not later than one year [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	73	202
More than 1 year but less than 5 years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	3,093	3,729
Financial assets at fair value through profit or loss
- Trading assets	10,206	8,240
- Non-trading derivatives	1,252	998
Mandatorily measured at fair value through profit or loss	1,153	1,010
- Designated as at fair value through profit or loss	657	442
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost 6	24,298	24,556
Loans and advances to customers	176,047	180,972
Other assets	1,934	1,683
Total assets	230,625	236,784
More than 1 year but less than 5 years [member] | Debt Securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	11,576	14,528
More than 1 year but less than 5 years [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	407	627
More than 5 years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	270	397
Financial assets at fair value through profit or loss
- Trading assets	13,277	13,203
- Non-trading derivatives	746	773
Mandatorily measured at fair value through profit or loss	1,222	1,645
- Designated as at fair value through profit or loss	2,564	1,245
Financial assets at fair value through other comprehensive income [abstract]
Securitites at amortised cost 6	17,798	13,701
Loans and advances to customers	299,581	307,462
Other assets	1,283	1,251
Total assets	351,649	354,885
More than 5 years [member] | Debt Securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	14,400	14,419
More than 5 years [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	509	788
Maturity not applicable [member]
Financial assets at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	228	159
Financial assets at fair value through other comprehensive income [abstract]
Other assets	5,142	6,292
Total assets	7,232	8,756
Maturity not applicable [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	€ 1,862	€ 2,306